Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000063038
Shareholder Report [Line Items]
Fund Name	Causeway Global Value Fund
Class Name	Institutional Class
Trading Symbol	CGVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Class of the Causeway Global Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-global-value. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-global-value
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Global Value Fund, Institutional Class	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway Global Value Fund, Institutional Class	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Sep/15	$1,000,000	$1,000,000
Sep/16	$1,079,363	$1,119,571
Sep/17	$1,249,097	$1,328,350
Sep/18	$1,375,747	$1,458,189
Sep/19	$1,269,288	$1,478,303
Sep/20	$1,129,217	$1,632,684
Sep/21	$1,729,369	$2,080,621
Sep/22	$1,284,869	$1,650,773
Sep/23	$1,789,184	$1,994,175
Sep/24	$2,294,882	$2,627,439
Sep/25	$2,827,837	$3,081,122

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Causeway Global Value Fund, Institutional Class	23.22%	20.15%	10.95%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 66,890,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 273
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$66,890	57	$273	68%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	2.5%
Canada	1.6%
Exchange-Traded Fund	1.7%
Sweden	1.7%
China	2.1%
Short-Term Investment	2.2%
South Korea	3.7%
Netherlands	4.8%
Germany	5.3%
Japan	7.7%
France	9.1%
United Kingdom	14.7%
United States	42.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	5.1%
Alphabet Inc., Class C	3.8%
Samsung Electronics Co. Ltd.	3.7%
Alstom S.A.	3.2%
Rolls-Royce Holdings PLC	3.1%
Reckitt Benckiser Group PLC	3.0%
Renesas Electronics Corp.	2.6%
Merck & Co. Inc.	2.5%
Citigroup Inc.	2.5%
Infineon Technologies AG	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-global-value
C000096979
Shareholder Report [Line Items]
Fund Name	Causeway Global Value Fund
Class Name	Investor Class
Trading Symbol	CGVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investor Class of the Causeway Global Value Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-global-value. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-global-value
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Global Value Fund, Investor Class	$123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway Global Value Fund, Investor Class	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Sep/15	$10,000	$10,000
Sep/16	$10,764	$11,196
Sep/17	$12,424	$13,284
Sep/18	$13,670	$14,582
Sep/19	$12,602	$14,783
Sep/20	$11,178	$16,327
Sep/21	$17,096	$20,806
Sep/22	$12,656	$16,508
Sep/23	$17,595	$19,942
Sep/24	$22,498	$26,274
Sep/25	$27,654	$30,811

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Causeway Global Value Fund, Investor Class	22.92%	19.86%	10.71%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 66,890,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 273
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$66,890	57	$273	68%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	2.5%
Canada	1.6%
Exchange-Traded Fund	1.7%
Sweden	1.7%
China	2.1%
Short-Term Investment	2.2%
South Korea	3.7%
Netherlands	4.8%
Germany	5.3%
Japan	7.7%
France	9.1%
United Kingdom	14.7%
United States	42.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Kering S.A.	5.1%
Alphabet Inc., Class C	3.8%
Samsung Electronics Co. Ltd.	3.7%
Alstom S.A.	3.2%
Rolls-Royce Holdings PLC	3.1%
Reckitt Benckiser Group PLC	3.0%
Renesas Electronics Corp.	2.6%
Merck & Co. Inc.	2.5%
Citigroup Inc.	2.5%
Infineon Technologies AG	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-global-value